OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 3:	OTHER CURRENT ASSETS

	December 31,
	2019	2018
	$	$
Prepaid expenses	310	357
Advances to suppliers	343	187
Government institutions	20	97
Other	288	310
	961	951